Pensions and Other Post-Employment Benefits - Additional Information (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2020 CAD ($)	Dec. 31, 2019 Age	Dec. 31, 2018
Disclosure Of Defined Benefit Plans [Line Items]
Maximum age for retired employees eligible for health care dental and life insurance benefits | Age		65
Bottom of Range [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Defined benefit plan, equity securities allocation percentage		25.00%
Defined benefit plan, fixed income assets allocation percentage		25.00%
Defined benefit plan, real estate assets allocation percentage		0.00%
Defined benefit plan, listed infrastructure assets allocation percentage		0.00%
Defined benefit plan, emerging market debts allocation percentage		0.00%
Defined benefit plan, cash and cash equivalents allocation percentage		0.00%
Top of Range [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Defined benefit plan, equity securities allocation percentage		70.00%
Defined benefit plan, fixed income assets allocation percentage		35.00%
Defined benefit plan, real estate assets allocation percentage		15.00%
Defined benefit plan, listed infrastructure assets allocation percentage		10.00%
Defined benefit plan, emerging market debts allocation percentage		10.00%
Defined benefit plan, cash and cash equivalents allocation percentage		10.00%
Pension Benefits [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Weighted average duration of the OPEB		16 years 7 months 6 days
Percentage of employees contribution under pension plan			4.00%
Pension Benefits [Member] | Scenario Forecast [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Employer contribution | $	$ 7
OPEB [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Weighted average duration of the OPEB		12 years